Goodwill and Other Intangibles, Net (Tables)	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
The carrying amount of goodwill for the periods ended January 2, 2021, October 3, 2020, and December 28, 2019 were as follows (in thousands):

Balance, January 2, 2021	$93,295
Balance, October 3, 2020	$93,295
Balance, December 28, 2019	$92,821

The changes in the carrying amount of goodwill for fiscal 2020 and 2019 are as follows (in thousands):

Balance, September 29, 2018	$84,518
Acquisitions	4,283
Other adjustments	938

Balance, September 28, 2019	89,739
Acquisitions	3,556

Balance, October 3, 2020	$93,295

Summary of Other Intangible Assets
Our other intangible assets are as follows as of January 2, 2021:

	Weighted Average Remaining Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.4	$5,540	$(5,167)	$373
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete agreements	4.5	8,633	(6,958)	1,675
Consumer relationships	3.6	17,200	(10,485)	6,715
Internally developed software	2.6	4,000	(3,482)	518
Other	1.3	1,000	(967)	33

Total		$54,123	$(27,059)	$27,064

Our other intangible assets are as follows as of October 3, 2020:

	Weighted Average Remaining Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.6	$5,540	$(5,139)	$401
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete agreements	4.9	8,633	(6,872)	1,761
Consumer relationships	3.8	17,200	(10,118)	7,082
Internally developed software	2.9	4,000	(3,434)	566
Other	1.6	1,000	(958)	42

Total		$54,123	$(26,521)	$27,602

Our other intangible assets are as follows as of December 28, 2019:

	Weighted Average Remaining Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.3	$5,540	$(5,054)	$486
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete agreements	4.0	8,633	(6,317)	2,316
Consumer relationships	3.4	17,200	(8,998)	8,202
Internally developed software	2.3	4,000	(3,244)	756
Other	1.3	1,000	(933)	67

Total		$54,123	$(24,546)	$29,577

Our other intangible assets are as follows as of October 3, 2020:

	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.6	$5,540	$(5,139)	$401
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete	4.9	8,633	(6,872)	1,761
Consumer relationships	3.8	17,200	(10,118)	7,082
Internally developed software	2.9	4,000	(3,434)	566
Other	1.6	1,000	(958)	42

Total		$54,123	$(26,521)	$27,602

Our other intangible assets are as follows as of September 28, 2019:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Trade name and trademarks (finite life)	$5,540	$(5,026)	$514
Trade name and trademarks (indefinite life)	17,150	—	17,150
Non-compete	7,733	(6,181)	1,552
Consumer relationships	16,200	(8,655)	7,545
Internally developed software	4,000	(3,180)	820
Other	1,000	(925)	75

Total	$51,623	$(23,967)	$27,656

Summary of Estimated Future Amortization Expense Related to Finite-Lived Intangible Assets
The estimated future amortization expense related to finite-lived intangible assets on our balance sheet as of January 2, 2021 is as follows (in thousands):

Remainder of fiscal 2021	$1,520
2022	1,936
2023	1,703
2024	1,065
2025	968
Thereafter	2,122

Total	$9,314

Estimated future amortization of the other intangible assets for the next five years as of October 3, 2020 is as follows (in thousands):

Fiscal Year Ended	Amount
2021	$1,892
2022	1,936
2023	1,703
2024	1,065
2025	968
Thereafter	2,122

Total	$9,686